Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements - CAD ($)	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total		$ 241,671
2024 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total			$ 223,371
2025 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total		18,300
2026 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total
Licenses [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total		127,412
Licenses [Member] | 2024 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total			122,422
Licenses [Member] | 2025 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total		4,990
Licenses [Member] | 2026 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total
Telecommunications [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total		114,259
Telecommunications [Member] | 2024 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total			$ 100,949
Telecommunications [Member] | 2025 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total		$ 13,310
Telecommunications [Member] | 2026 [Member]
Commitments (Details) - Schedule of Minimum Commitments Remaining under these Agreements [Line Items]
Total